Income Taxes (Details of Income Tax Expense (Benefit)) (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Current income taxes:
Federal	$ 1,789,294	$ 1,404,450	$ (38,608)
State	290,458	453,347	232,270
Total current income taxes	2,079,752	1,857,797	193,662
Deferred income taxes:
Federal	687,417	829,080	2,269,921
State	175,464	(33,051)	184,405
Total deferred income taxes	862,881	796,029	2,454,326
Amortization of investment tax credits	(3,093)	(9,039)	(9,039)
Total income tax expense	$ 2,939,540	$ 2,644,787	$ 2,638,949